Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of information about the entity's segments
Information about the Bank’s segments is presented in the following table for the periods indicated:

	2013
	Banking Activities	Insurance, Risk Management and Employee Benefit Activities	Financial/Investment Advisory Activities	Total

Net interest income	$19,800,189	$—	$—	$19,800,189
Provision for loan losses	500,000	—	—	500,000
Net interest income after provision for loan losses	19,300,189	—	—	19,300,189

Investment gains, net	2,419,653	—	—	2,419,653
Commissions and fees on sales of non-banking products	1,955,634	19,722,444	2,491,857	24,169,935
Non-interest income	5,037,203	—	—	5,037,203
Non-interest expenses	20,297,300	17,109,390	3,037,061	40,443,751
Depreciation and amortization	1,559,650	342,700	32,816	1,935,166
Income (loss) before income taxes	6,855,729	2,270,354	(578,020)	8,548,063
Income tax expense (benefit)	1,706,000	953,000	(203,000)	2,456,000
Net income (loss)	5,149,729	1,317,354	(375,020)	6,092,063
Less: net income attributable to noncontrolling interest	5,875	—	—	5,875
Net income (loss) attributable to Oneida Financial Corp.	$5,143,854	$1,317,354	$(375,020)	$6,086,188

Total Assets	$712,724,012	$33,607,488	$5,037,520	$751,369,020

	2012
	Banking Activities	Insurance Activities	Benefit Consulting Activities	Risk Management Activities	Total

Net interest income	$19,592,463	$—	$—	$—	$19,592,463
Provision for loan losses	740,000	—	—	—	740,000
Net interest income after provision for loan losses	18,852,463	—	—	—	18,852,463

Investment gains, net	1,416,032	—	—	—	1,416,032
Impairment of other asset	(1,886,080)	—	—	—	(1,886,080)
Non-interest income	5,107,436	12,000,802	7,635,322	1,869,496	26,613,056
Non-interest expenses	17,721,107	9,921,563	5,903,445	1,787,835	35,333,950
Depreciation and amortization	1,549,317	163,263	85,126	2,497	1,800,203
Income before income taxes	4,219,427	1,915,976	1,646,751	79,164	7,861,318
Income tax expense	597,400	795,500	667,000	35,100	2,095,000
Net income	3,622,027	1,120,476	979,751	44,064	5,766,318
Less: net income attributable to noncontrolling interest	5,900	—	—	—	5,900
Net income attributable to Oneida Financial Corp.	$3,616,127	$1,120,476	$979,751	$44,064	$5,760,418

Total Assets	$656,728,776	$24,455,573	$8,079,227	$517,574	$689,781,150

	2011
	Banking Activities	Insurance Activities	Benefit Consulting Activities	Risk Management Activities	Total

Net interest income	$19,759,719	$—	$—	$—	$19,759,719
Provision for loan losses	1,050,000	—	—	—	1,050,000
Net interest income after provision for loan losses	18,709,719	—	—	—	18,709,719
Investment gains, net	256,938	—	—	—	256,938
Non-interest income	5,232,304	11,603,209	6,482,456	1,336,360	24,654,329
Non-interest expenses	17,128,181	10,075,521	5,382,755	1,377,451	33,963,908
Depreciation and amortization	1,511,682	171,507	98,424	1,246	1,782,859
Income (loss) before income taxes	5,559,098	1,356,181	1,001,277	(42,337)	7,874,219
Income tax expense (benefit)	964,600	586,000	413,000	(10,600)	1,953,000
Net income (loss)	4,594,498	770,181	588,277	(31,737)	5,921,219
Less: net income attributable to noncontrolling interest	191,838	—	—	—	191,838
Net income (loss) attributable to Oneida Financial Corp.	$4,402,660	$770,181	$588,277	$(31,737)	$5,729,381

Total Assets	$641,445,777	$22,835,569	$7,399,574	$306,400	$671,987,320

Schedule of reconciliation of the Company's reported segment assets to consolidated assets
The following represents a reconciliation of the Company’s reported segment assets to consolidated assets as of December 31:

	2013	2012

Total assets for reportable segments	$751,369,020	$689,781,150
Elimination of intercompany cash balances	(8,884,412)	(8,389,712)
Consolidated total	$742,484,608	$681,391,438